Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Revenues	$ 945,428	$ 1,201,339	$ 1,547,097
costs and expenses	902,216	943,752	1,002,076
Operating income	43,212	257,587	545,021
Interest income	8,746	4,813	876
Changes in fair value of financial assets at fair value through profit or loss	1,655	1,246	(284)
Foreign currency exchange gains (losses), net	(768)	5,506	1,096
Finance costs	(6,080)	(2,783)	(1,074)
Loss on re-measurement of the pre-existing relationships in a business combination	(1,932)	0	0
Profit (loss) before income taxes	44,393	276,565	544,592
Income tax expense (benefit)	(5,028)	41,098	110,657
Profit for the year	49,421	235,467	433,935
Equity attributable to owners of parent
Statement [line items]
Revenues		0	0
costs and expenses	547	486	1,037
Operating income	(547)	(486)	(1,037)
Interest income	268	166	148
Changes in fair value of financial assets at fair value through profit or loss	1,639	1,021	(143)
Foreign currency exchange gains (losses), net	(102)	(487)	115
Finance costs	(12,371)	(4,944)	(1,320)
Loss on re-measurement of the pre-existing relationships in a business combination	(1,932)	0	0
Share of profits (loss) of subsidiaries and affiliates	63,661	241,712	439,133
Profit (loss) before income taxes	50,616	236,982	436,896
Income tax expense (benefit)		0	0
Profit for the year	$ 50,616	$ 236,982	$ 436,896